Investments in associates and joint ventures (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	$ 1,599,674	$ 1,105,282
Equion Energy Limited [Member]
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	$ 1,939,686	$ 1,336,811
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 989,240	$ 681,773
Additional value of the investment	375,693	375,693
Carrying amount of the investment	1,177,297	761,039
Equion Energy Limited [Member] | Accumulated impairment [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	(187,636)	(296,427)
Carrying amount of the investment	(187,636)	(296,427)
Offshore International Group [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	$ 771,492	$ 1,007,754
% of Ecopetrol's ownership	50.00%	50.00%
Ecopetrol's ownership	$ 385,746	$ 503,877
Additional value of the investment	341,448	341,448
Carrying amount of the investment	381,073	305,860
Offshore International Group [member] | Accumulated impairment [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Equity of the joint venture	(346,121)	(539,465)
Carrying amount of the investment	$ (346,121)	$ (539,465)